RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Explanation) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Reclassification adjustments for amounts recognized in net (loss) income	$ (1)	$ (41)	$ (32)
Notional amount	11,842	10,260
Energy Derivative Contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Reclassification adjustments for amounts recognized in net (loss) income	23	48	32
Gain (loss) expected to be reclassed in the next twelve months	9	6	25
Interest Rate Swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Reclassification adjustments for amounts recognized in net (loss) income	20	16	0
Gain (loss) expected to be reclassed in the next twelve months	18	110	114
Notional amount	1,704	2,397
Interest Rate Swaps | Not Designated as Hedging Instrument
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 780	$ 871
Derivative, Weighted Average Fixed interest rate	4.50%	2.50%
Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Reclassification adjustments for amounts recognized in net (loss) income	$ 48	$ 1	12
Notional amount	2,306	1,325
Foreign exchange swaps | Not Designated as Hedging Instrument
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	718	283
Available-for-sale investments
Disclosure of risk management strategy related to hedge accounting [line items]
Reclassification adjustments for amounts recognized in net (loss) income	2	$ 9	$ 0
Gain (loss) expected to be reclassed in the next twelve months	$ 20